Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowances	$ 15,175	$ 14,236
Identifiable intangible assets, accumulated amortization	$ 32,887	$ 33,225
Capital stock - authorized	80,000,000	80,000,000
Capital stock - par value	$ 1	$ 1
Capital stock - issued	34,732,192	34,270,104
Treasury stock	18,694,047	18,083,527